Consolidated Statements of Financial Position - EUR (€)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Intangible assets	€ 0	€ 416,000	€ 1,556,000
Property and equipment	5,133,000	6,322,000	8,542,000
Non-current financial assets	10,281,000	9,796,000	35,119,000
Other non-current assets	575,000	87,000	149,000
Trade receivables and others - non-current	9,328,000	10,554,000	14,099,000
Total non-current assets	25,317,000	27,175,000	59,465,000
Current assets
Cash and cash equivalents	66,396,000	70,605,000	84,225,000
Short-term investments	14,374,000	21,851,000	17,260,000
Trade receivables and others - current	4,972,000	55,557,000	38,346,000
Total current assets	85,742,000	148,013,000	139,831,000
TOTAL ASSETS	111,059,000	175,187,000	199,295,000
Shareholders' equity
Share capital	4,192,221	4,044,000	4,011,000
Share premium	390,979,000	384,255,000	379,637,000
Retained earnings	(336,893,000)	(329,323,000)	(272,213,000)
Other reserves	27,000	495,000	819,000
Net income (loss)	(49,471,000)	(7,570,000)	(58,103,000)
Total shareholders’ equity	8,834,000	51,901,000	54,151,000
Non-current liabilities
Collaboration liabilities – non-current portion	41,128,000	45,030,000	52,988,000
Financial liabilities – non-current portion	22,286,000	30,957,000	40,149,000
Defined benefit obligations	2,730,000	2,441,000	2,550,000
Deferred revenue – non-current portion	2,825,000	4,618,000	7,921,000
Provisions – non-current portion	274,000	603,000	198,000
Total non-current liabilities	69,243,000	83,650,000	103,806,000
Current liabilities
Trade payables and others	16,007,000	17,018,000	20,911,000
Collaboration liabilities – current portion	7,443,000	7,647,000	10,223,000
Financial liabilities – current portion	8,709,000	8,936,000	2,102,000
Deferred revenue – current portion	616,000	5,865,000	6,560,000
Provisions – current portion	207,000	171,000	1,542,000
Total current liabilities	32,982,000	39,636,000	41,338,000
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	€ 111,059,000	€ 175,187,000	€ 199,295,000